GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 81 .7%
Agriculture — 6 .3%
42,300 Archer-Daniels-Midland Co. (a) ........ $ 2,527,002
15,000 Bunge Global SA (a) ................ 1,218,750
45,000 Corteva Inc. (a) ................... 3,043,350
21,000 Darling Ingredients Inc. † ............ 648,270
13,000 FMC Corp. ...................... 437,190
43,400 Nutrien Ltd. (a) ................... 2,548,014
10,422,576
Energy and Energy Services — 16 .5%
6,800 APA Corp. ...................... 165,104
17,900 Baker Hughes Co. ................. 872,088
24,400 BP plc , ADR (a) ................... 840,824
20,054 Chevron Corp. (a) ................. 3,114,186
11,200 ConocoPhillips (a) ................. 1,059,408
12,900 Coterra Energy Inc. ................ 305,085
10,000 Devon Energy Corp. ............... 350,600
3,500 Diamondback Energy Inc. ........... 500,850
29,500 Eni SpA ........................ 514,876
9,900 EOG Resources Inc. (a) ............. 1,109,988
12,900 EQT Corp. ...................... 702,147
4,400 Expand Energy Corp. ............... 467,456
44,407 Exxon Mobil Corp. (a) .............. 5,006,889
16,200 Halliburton Co. (a) ................. 398,520
40,600 Kinder Morgan Inc. (a) .............. 1,149,386
4,200 Marathon Petroleum Corp. (a) ......... 809,508
6,700 Occidental Petroleum Corp. .......... 316,575
11,500 ONEOK Inc. ..................... 839,155
7,500 Phillips 66 ...................... 1,020,150
24,700 Schlumberger NV (a) ............... 848,939
29,400 Shell plc , ADR (a) ................. 2,102,982
10,500 Suncor Energy Inc. ................ 439,005
4,200 Targa Resources Corp. ............. 703,668
22,000 The Williams Companies Inc. (a) ....... 1,393,700
20,800 TotalEnergies SE , ADR .............. 1,241,552
6,200 Valero Energy Corp. ............... 1,055,612
27,328,253
Food and Beverage — 2 .0%
63,000 Mowi ASA ...................... 1,330,761
35,600 Tyson Foods Inc. , Cl. A (a) ........... 1,933,080
3,263,841
Health Care — 3 .1%
60,000 Bayer AG ....................... 1,988,606
27,000 Elanco Animal Health Inc. † ........... 543,780
18,200 Zoetis Inc. (a) .................... 2,663,024
5,195,410
Health Care Providers and Services — 0 .2%
60,000 Montage Gold Corp. † .............. 291,873
Shares
Market
Value
Machinery — 3 .5%
6,600 AGCO Corp. ..................... $ 706,662
80,500 CNH Industrial NV ................. 873,425
7,800 Deere & Co. (a) ................... 3,566,628
9,000 The Toro Co. ..................... 685,800
5,832,515
Metals and Mining — 48 .0%
5,200 Agnico Eagle Mines Ltd. ............ 876,512
95,900 Alamos Gold Inc. , Cl. A (a) ........... 3,343,074
248,000 Americas Gold & Silver Corp. † ........ 924,854
33,056 Anglogold Ashanti plc (a) ............ 2,324,828
27,500 Aris Mining Corp. † ................ 269,526
70,000 Artemis Gold Inc. † ................ 1,835,381
24,000 Aya Gold & Silver Inc. † ............. 277,646
48,800 Barrick Mining Corp. (a) ............. 1,599,176
636,965 Bellevue Gold Ltd. † ................ 482,594
53,300 BHP Group Ltd. , ADR (a) ............ 2,971,475
199,000 Discovery Silver Corp. † ............. 737,831
97,500 DPM Metals Inc. .................. 2,161,296
85,100 Eldorado Gold Corp. † .............. 2,458,539
76,585 Endeavour Mining plc .............. 3,217,043
98,245 Equinox Gold Corp. † ............... 1,100,553
85,100 Equinox Gold Corp. † ............... 954,822
275,582 Evolution Mining Ltd. .............. 1,974,879
10,900 Franco-Nevada Corp. (a) ............. 2,429,719
82,300 Freeport-McMoRan Inc. (a) ........... 3,227,806
68,250 G Mining Ventures Corp. † ........... 1,355,977
71,000 Glencore plc ..................... 326,187
10,400 Gold Fields Ltd. , ADR .............. 436,384
307,206 Gold Road Resources Ltd. ........... 622,885
92,600 IAMGOLD Corp. † ................. 1,197,318
156,200 K92 Mining Inc. † ................. 1,887,824
225,000 Kinross Gold Corp. (a) .............. 5,591,250
47,200 Lundin Gold Inc. .................. 3,058,148
94,600 Newmont Corp. (a) ................ 7,975,726
369,716 Northern Star Resources Ltd. ......... 5,805,333
95,366 OceanaGold Corp. ................. 2,035,873
62,800 Orla Mining Ltd. † ................. 678,240
30,000 Pan American Silver Corp. ........... 1,161,900
627,334 Perseus Mining Ltd. ............... 2,034,024
118,300 Ramelius Resources Ltd. ............ 303,723
46,300 Rio Tinto plc , ADR (a) .............. 3,056,263
7,415 Royal Gold Inc. ................... 1,487,301
73,000 Victoria Gold Corp. † (b) ............. 0
58,500 Wesdome Gold Mines Ltd. † .......... 911,317
712,417 Westgold Resources Ltd. ............ 2,111,900
36,150 Wheaton Precious Metals Corp. (a) ..... 4,043,016
79,248,143
Specialty Chemicals — 2 .1%
19,655 CF Industries Holdings Inc. .......... 1,763,054
37,500 The Mosaic Co. ................... 1,300,500

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
8,900 Yara International ASA .............. $ 325,159
3,388,713
TOTAL COMMON STOCKS ........... 134,971,324
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0 .4%
Metals and Mining — 0 .4%
$ 750,000 Allied Gold Corp. ,
8.750% , 09/07/28 (c) ............. 675,000
CORPORATE BONDS — 3 .5%
Energy and Energy Services — 0 .1%
80,000 Devon Energy Corp. ,
4.500% , 01/15/30 ............... 80,147
Metals and Mining — 3 .4%
750,000 AngloGold Ashanti Holdings plc ,
3.750% , 10/01/30 ............... 715,875
750,000 Freeport-McMoRan Inc. ,
4.125% , 03/01/28 ............... 745,833
374,000 Hecla Mining Co. ,
7.250% , 02/15/28 ............... 377,683
500,000 IAMGOLD Corp. ,
5.750% , 10/15/28 (c) ............. 499,810
1,300,000 Kinross Gold Corp. ,
6.250% , 07/15/33 (c) ............. 1,419,510
1,750,000 Northern Star Resources Ltd. ,
6.125% , 04/11/33 (c) ............. 1,853,340
5,612,051
TOTAL CORPORATE BONDS .......... 5,692,198
U.S. GOVERNMENT OBLIGATIONS — 14 .4%
23,955,000 U.S. Treasury Bills,
3.786 % to 4.291% †† , 10/16/25 to
03/19/26 (d) ................... 23,806,239
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100 .0% .............
(Cost $ 146,327,456 ) ............. $ 165,144,761
(a) Securities, or a portion thereof, with a value of $47,152,099 were deposited with the broker as collateral for options written.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) At September 30, 2025, $10,260,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 77 .3% $ 127,689,842
Europe .............................. 11 .4 18,858,382
Asia/Pacific ......................... 11 .0 18,160,153
South Africa ......................... 0 .3 436,384
Total Investments — Long Positions 100.0% $ 165,144,761
Short Positions
North America ...................... ( 6 .6 ) % $ (10,931,858)
Asia/Pacific ......................... ( 0 .2 ) (340,507)
Europe .............................. ( 0 .1 ) (113,772)
Total Investments — Short Positions (6.9)% $ (11,386,137)
* Total investments exclude options written.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
As of September 30, 2025, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (6.0)%
AGCO Corp. Pershing LLC 26 USD 278,382 USD 96.00 10/17/25 $ 30,026
AGCO Corp. Pershing LLC 20 USD 214,140 USD 112.00 11/21/25 7,473
AGCO Corp. Pershing LLC 20 USD 214,140 USD 115.00 12/19/25 8,254
Agnico Eagle Mines Ltd. Pershing LLC 30 USD 505,680 USD 122.50 12/19/25 142,121
Agnico Eagle Mines Ltd. Pershing LLC 22 USD 370,832 USD 160.00 02/20/26 47,412
Alamos Gold Inc., Cl. A Pershing LLC 141 USD 491,526 USD 26.65 01/16/26 124,717
Anglogold Ashanti plc Pershing LLC 103 USD 724,399 USD 47.00 12/19/25 239,927
Anglogold Ashanti plc Pershing LLC 134 USD 942,422 USD 52.00 02/20/26 270,149
APA Corp. Pershing LLC 68 USD 165,104 USD 22.50 01/16/26 21,983
Archer-Daniels-Midland Co. Pershing LLC 112 USD 669,088 USD 52.50 10/17/25 82,421
Archer-Daniels-Midland Co. Pershing LLC 150 USD 896,100 USD 57.50 12/19/25 67,790
Archer-Daniels-Midland Co. Pershing LLC 161 USD 961,814 USD 62.00 02/20/26 50,688
Baker Hughes Co. Pershing LLC 60 USD 292,320 USD 41.00 11/21/25 48,280
Baker Hughes Co. Pershing LLC 47 USD 228,984 USD 42.00 01/16/26 37,123
Baker Hughes Co. Pershing LLC 72 USD 350,784 USD 52.50 03/20/26 18,917
Barrick Mining Corp. Pershing LLC 330 USD 1,081,410 USD 25.00 11/21/25 264,812
BHP Group Ltd., ADR Pershing LLC 203 USD 1,131,725 USD 53.00 11/21/25 84,554
BHP Group Ltd., ADR Pershing LLC 160 USD 892,000 USD 55.00 12/19/25 54,389
BHP Group Ltd., ADR Pershing LLC 170 USD 947,750 USD 60.00 01/16/26 28,730
BP plc, ADR Pershing LLC 35 USD 120,610 USD 32.00 10/17/25 9,145
BP plc, ADR Pershing LLC 41 USD 141,286 USD 35.00 12/19/25 5,497
BP plc, ADR Pershing LLC 93 USD 320,478 USD 38.50 02/20/26 6,417
Bunge Global SA Pershing LLC 50 USD 406,250 USD 82.50 10/17/25 8,572
Bunge Global SA Pershing LLC 50 USD 406,250 USD 92.50 12/19/25 6,456
Bunge Global SA Pershing LLC 50 USD 406,250 USD 87.50 02/20/26 18,111
CF Industries Holdings Inc. Pershing LLC 71 USD 636,870 USD 95.00 11/21/25 17,631
CF Industries Holdings Inc. Pershing LLC 65 USD 583,050 USD 107.00 01/16/26 10,183
CF Industries Holdings Inc. Pershing LLC 60 USD 538,200 USD 95.00 03/20/26 34,232
Chevron Corp. Pershing LLC 10 USD 155,290 USD 145.00 10/17/25 14,403
Chevron Corp. Pershing LLC 40 USD 621,160 USD 160.00 10/17/25 4,778
Chevron Corp. Pershing LLC 55 USD 854,095 USD 151.00 11/21/25 40,198
Chevron Corp. Pershing LLC 10 USD 155,290 USD 145.00 12/19/25 15,575
Chevron Corp. Pershing LLC 51 USD 791,979 USD 160.00 12/19/25 21,631
Chevron Corp. Pershing LLC 34 USD 527,986 USD 148.00 01/16/26 40,275
CNH Industrial NV Pershing LLC 400 USD 434,000 USD 13.00 11/21/25 2,867
CNH Industrial NV Pershing LLC 400 USD 434,000 USD 12.75 01/16/26 10,609
ConocoPhillips Pershing LLC 31 USD 293,229 USD 100.00 11/21/25 6,231
ConocoPhillips Pershing LLC 41 USD 387,819 USD 102.00 12/19/25 9,563
ConocoPhillips Pershing LLC 40 USD 378,360 USD 101.00 01/16/26 13,513
Corteva Inc. Pershing LLC 135 USD 913,005 USD 75.00 02/20/26 24,577
Coterra Energy Inc. Pershing LLC 60 USD 141,900 USD 26.50 10/17/25 210
Coterra Energy Inc. Pershing LLC 69 USD 163,185 USD 27.00 12/19/25 2,299
Darling Ingredients Inc. Pershing LLC 70 USD 216,090 USD 41.00 11/21/25 2,124
Darling Ingredients Inc. Pershing LLC 70 USD 216,090 USD 41.00 01/16/26 5,852
Deere & Co. Pershing LLC 26 USD 1,188,876 USD 510.00 12/19/25 16,635
Deere & Co. Pershing LLC 26 USD 1,188,876 USD 502.50 01/16/26 26,023
Deere & Co. Pershing LLC 26 USD 1,188,876 USD 510.00 03/20/26 38,929
Devon Energy Corp. Pershing LLC 50 USD 175,300 USD 37.50 10/17/25 1,422
Devon Energy Corp. Pershing LLC 50 USD 175,300 USD 40.00 12/19/25 3,778

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Diamondback Energy Inc. Pershing LLC 11 USD 157,410 USD 158.00 10/17/25 $ 704
Diamondback Energy Inc. Pershing LLC 10 USD 143,100 USD 172.50 12/19/25 1,675
Diamondback Energy Inc. Pershing LLC 13 USD 186,030 USD 170.00 02/20/26 5,403
DPM Metals Inc. Pershing LLC 450 CAD 997,200 CAD 19.00 12/19/25 390,673
DPM Metals Inc. Pershing LLC 315 CAD 698,040 CAD 23.00 02/20/26 192,789
Eldorado Gold Corp. Pershing LLC 307 USD 886,923 USD 22.50 11/21/25 205,229
Eldorado Gold Corp. Pershing LLC 155 USD 447,795 USD 22.50 12/19/25 106,783
Endeavour Mining plc Pershing LLC 305 CAD 1,783,030 CAD 46.00 11/21/25 277,842
Endeavour Mining plc Pershing LLC 150 CAD 876,900 CAD 45.00 01/16/26 152,990
Eni SpA Morgan Stanley 20 EUR 148,660 EUR 14.00 10/17/25 10,681
Eni SpA Morgan Stanley 18 EUR 133,794 EUR 15.50 12/19/25 1,881
Eni SpA Morgan Stanley 21 EUR 156,093 EUR 15.25 01/16/26 4,128
EOG Resources Inc. Pershing LLC 30 USD 336,360 USD 125.00 10/17/25 245
EOG Resources Inc. Pershing LLC 36 USD 403,632 USD 130.00 12/19/25 3,480
EOG Resources Inc. Pershing LLC 33 USD 369,996 USD 130.00 02/20/26 6,854
EQT Corp. Pershing LLC 47 USD 255,821 USD 50.00 10/17/25 22,407
EQT Corp. Pershing LLC 40 USD 217,720 USD 60.00 12/19/25 7,236
EQT Corp. Pershing LLC 42 USD 228,606 USD 60.00 02/20/26 12,493
Equinox Gold Corp. Pershing LLC 480 USD 538,560 USD 7.50 10/17/25 179,160
Equinox Gold Corp. Pershing LLC 285 USD 319,770 USD 7.50 12/19/25 110,629
Expand Energy Corp. Pershing LLC 22 USD 233,728 USD 130.00 11/21/25 585
Expand Energy Corp. Pershing LLC 22 USD 233,728 USD 110.00 01/16/26 11,780
Exxon Mobil Corp. Pershing LLC 30 USD 338,250 USD 112.50 11/21/25 11,055
Exxon Mobil Corp. Pershing LLC 120 USD 1,353,000 USD 115.00 11/21/25 30,361
Exxon Mobil Corp. Pershing LLC 62 USD 699,050 USD 110.00 01/16/26 43,224
Exxon Mobil Corp. Pershing LLC 90 USD 1,014,750 USD 112.50 01/16/26 50,139
Exxon Mobil Corp. Pershing LLC 142 USD 1,601,050 USD 120.00 03/20/26 53,734
FMC Corp. Pershing LLC 65 USD 218,595 USD 42.50 10/17/25 113
FMC Corp. Pershing LLC 65 USD 218,595 USD 42.50 12/19/25 3,749
Franco-Nevada Corp. Pershing LLC 30 USD 668,730 USD 210.00 03/20/26 81,677
Freeport-McMoRan Inc. Pershing LLC 227 USD 890,294 USD 41.00 10/17/25 16,311
Freeport-McMoRan Inc. Pershing LLC 317 USD 1,243,274 USD 45.00 12/19/25 41,047
Freeport-McMoRan Inc. Pershing LLC 268 USD 1,051,096 USD 48.00 02/20/26 37,305
G Mining Ventures Corp. Pershing LLC 285 CAD 788,025 CAD 24.00 10/17/25 80,653
G Mining Ventures Corp. Pershing LLC 285 CAD 788,025 CAD 20.00 02/20/26 172,084
Glencore plc Morgan Stanley 36 GBP 122,976 GBp 350.00 12/19/25 8,380
Gold Fields Ltd., ADR Pershing LLC 90 USD 377,640 USD 26.50 01/16/26 145,231
Halliburton Co. Pershing LLC 52 USD 127,920 USD 26.00 10/17/25 2,210
Halliburton Co. Pershing LLC 60 USD 147,600 USD 26.00 12/19/25 7,525
Halliburton Co. Pershing LLC 50 USD 123,000 USD 24.00 02/20/26 13,880
K92 Mining Inc. Morgan Stanley 542 CAD 911,644 CAD 14.50 10/17/25 86,745
K92 Mining Inc. Pershing LLC 480 CAD 807,360 CAD 19.00 12/19/25 17,244
K92 Mining Inc. Pershing LLC 540 CAD 908,280 CAD 16.00 01/16/26 82,273
Kinder Morgan Inc. Pershing LLC 137 USD 387,847 USD 30.00 11/21/25 4,425
Kinder Morgan Inc. Pershing LLC 132 USD 373,692 USD 30.00 01/16/26 9,186
Kinder Morgan Inc. Pershing LLC 137 USD 387,847 USD 28.00 03/20/26 25,366
Kinross Gold Corp. Pershing LLC 458 USD 1,138,130 USD 16.50 12/19/25 393,149
Kinross Gold Corp. Pershing LLC 457 USD 1,135,645 USD 27.00 03/20/26 118,814
Lundin Gold Inc. Pershing LLC 130 CAD 1,172,210 CAD 78.00 11/21/25 125,363
Lundin Gold Inc. Pershing LLC 170 CAD 1,532,890 CAD 75.00 12/19/25 197,215
Lundin Gold Inc. Pershing LLC 180 CAD 1,623,060 CAD 69.00 02/20/26 289,754
Marathon Petroleum Corp. Pershing LLC 21 USD 404,754 USD 175.00 10/17/25 39,515

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Marathon Petroleum Corp. Pershing LLC 21 USD 404,754 USD 172.00 12/19/25 $ 52,217
Mowi ASA Morgan Stanley 250 NOK 5,270,000 NOK 200.00 10/17/25 30,592
Mowi ASA Morgan Stanley 130 NOK 2,740,400 NOK 200.00 12/19/25 20,170
Mowi ASA Morgan Stanley 30 NOK 632,400 NOK 205.00 12/19/25 3,659
Mowi ASA Morgan Stanley 220 NOK 4,637,600 NOK 205.00 02/20/26 34,281
Newmont Corp. Pershing LLC 261 USD 2,200,491 USD 65.00 11/21/25 520,799
Newmont Corp. Pershing LLC 275 USD 2,318,525 USD 65.00 12/19/25 555,652
Newmont Corp. Pershing LLC 163 USD 1,374,253 USD 80.00 01/16/26 156,513
Northern Star Resources Ltd. Morgan Stanley 1,232 AUD 2,923,536 AUD 20.00 12/18/25 340,507
Nutrien Ltd. Pershing LLC 154 USD 904,134 USD 61.00 10/17/25 9,846
Nutrien Ltd. Pershing LLC 140 USD 821,940 USD 61.00 12/19/25 35,107
Nutrien Ltd. Pershing LLC 140 USD 821,940 USD 60.00 02/20/26 52,245
Occidental Petroleum Corp. Pershing LLC 27 USD 127,575 USD 50.00 11/21/25 3,675
Occidental Petroleum Corp. Pershing LLC 20 USD 94,500 USD 50.00 01/16/26 4,361
Occidental Petroleum Corp. Pershing LLC 20 USD 94,500 USD 50.00 03/20/26 5,926
OceanaGold Corp. Pershing LLC 323 CAD 689,993 CAD 21.00 12/19/25 204,612
OceanaGold Corp. Pershing LLC 307 CAD 912,097 CAD 21.50 12/19/25 183,757
ONEOK Inc. Pershing LLC 30 USD 218,910 USD 95.00 11/21/25 147
ONEOK Inc. Pershing LLC 47 USD 342,959 USD 84.00 12/19/25 3,599
ONEOK Inc. Pershing LLC 38 USD 277,286 USD 90.00 01/16/26 1,743
Orla Mining Ltd. Pershing LLC 333 USD 359,640 USD 11.50 10/17/25 11,687
Orla Mining Ltd. Pershing LLC 295 USD 318,600 USD 12.50 12/19/25 21,485
Pan American Silver Corp. Pershing LLC 100 USD 387,300 USD 34.00 10/17/25 49,656
Pan American Silver Corp. Pershing LLC 94 USD 364,062 USD 34.00 12/19/25 58,127
Pan American Silver Corp. Pershing LLC 106 USD 410,538 USD 35.00 02/20/26 69,984
Phillips 66 Pershing LLC 22 USD 299,244 USD 135.00 10/17/25 9,208
Phillips 66 Pershing LLC 25 USD 340,050 USD 130.00 12/19/25 27,229
Phillips 66 Pershing LLC 28 USD 380,856 USD 140.00 02/20/26 21,697
Rio Tinto plc, ADR Pershing LLC 150 USD 990,150 USD 65.00 10/17/25 31,970
Rio Tinto plc, ADR Pershing LLC 158 USD 1,042,958 USD 62.00 12/19/25 93,561
Rio Tinto plc, ADR Pershing LLC 170 USD 1,122,170 USD 67.50 02/20/26 66,326
Royal Gold Inc. Pershing LLC 25 USD 501,450 USD 190.00 11/21/25 40,818
Royal Gold Inc. Pershing LLC 20 USD 401,160 USD 200.00 01/16/26 30,036
Schlumberger NV Pershing LLC 79 USD 271,523 USD 42.50 11/21/25 1,462
Schlumberger NV Pershing LLC 84 USD 288,708 USD 41.00 01/16/26 5,656
Schlumberger NV Pershing LLC 85 USD 292,145 USD 40.00 03/20/26 10,410
Shell plc, ADR Pershing LLC 90 USD 643,770 USD 70.00 10/17/25 21,012
Shell plc, ADR Pershing LLC 31 USD 221,743 USD 68.00 11/21/25 13,287
Shell plc, ADR Pershing LLC 71 USD 507,863 USD 70.00 11/21/25 20,529
Shell plc, ADR Pershing LLC 90 USD 643,770 USD 74.00 12/19/25 13,622
Suncor Energy Inc. Pershing LLC 35 USD 146,335 USD 39.00 10/17/25 10,783
Suncor Energy Inc. Pershing LLC 35 USD 146,335 USD 41.50 12/19/25 7,450
Suncor Energy Inc. Pershing LLC 35 USD 146,335 USD 41.50 02/20/26 10,216
Targa Resources Corp. Pershing LLC 13 USD 217,802 USD 200.00 11/21/25 670
Targa Resources Corp. Pershing LLC 13 USD 217,802 USD 185.00 01/16/26 6,106
Targa Resources Corp. Pershing LLC 16 USD 268,064 USD 185.00 03/20/26 11,639
The Mosaic Co. Pershing LLC 125 USD 433,500 USD 37.00 10/17/25 4,213
The Mosaic Co. Pershing LLC 125 USD 433,500 USD 34.00 12/19/25 34,976
The Mosaic Co. Pershing LLC 125 USD 433,500 USD 37.50 02/20/26 26,502
The Toro Co. Pershing LLC 45 USD 342,900 USD 78.00 10/17/25 4,291
The Toro Co. Pershing LLC 45 USD 342,900 USD 80.00 12/19/25 9,430
The Williams Companies Inc. Pershing LLC 78 USD 494,130 USD 60.00 11/21/25 36,795

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
The Williams Companies Inc. Pershing LLC 66 USD 418,110 USD 60.00 12/19/25 $ 33,026
The Williams Companies Inc. Pershing LLC 80 USD 506,800 USD 61.00 01/16/26 38,772
TotalEnergies SE, ADR Pershing LLC 66 USD 393,954 USD 66.00 10/17/25 219
TotalEnergies SE, ADR Pershing LLC 71 USD 423,799 USD 63.00 11/21/25 5,598
TotalEnergies SE, ADR Pershing LLC 71 USD 423,799 USD 64.00 12/19/25 6,566
Tyson Foods Inc., Cl. A Pershing LLC 106 USD 575,580 USD 60.00 10/17/25 327
Tyson Foods Inc., Cl. A Pershing LLC 106 USD 575,580 USD 58.00 11/21/25 10,619
Tyson Foods Inc., Cl. A Pershing LLC 120 USD 651,600 USD 59.00 12/19/25 10,902
Valero Energy Corp. Pershing LLC 19 USD 323,494 USD 145.00 11/21/25 50,090
Valero Energy Corp. Pershing LLC 20 USD 340,520 USD 155.00 01/16/26 42,924
Valero Energy Corp. Pershing LLC 23 USD 391,598 USD 160.00 03/20/26 47,781
Wesdome Gold Mines Ltd. Pershing LLC 300 CAD 650,400 CAD 19.00 10/17/25 55,234
Wheaton Precious Metals Corp. Pershing LLC 118 USD 1,319,712 USD 92.50 10/17/25 231,801
Wheaton Precious Metals Corp. Pershing LLC 131 USD 1,465,104 USD 95.00 12/19/25 250,487
Wheaton Precious Metals Corp. Pershing LLC 112 USD 1,252,608 USD 110.00 02/20/26 127,144
Zoetis Inc. Pershing LLC 60 USD 877,920 USD 175.00 11/21/25 2,626
Zoetis Inc. Pershing LLC 61 USD 892,552 USD 165.00 12/19/25 12,866
TOTAL OTC CALL OPTIONS WRITTEN $ 9,868,099
OTC Put Options Written — (0.0)%
Energy Select Sector SPDR ETF Pershing LLC 275 USD 2,456,850 USD 79.00 02/20/26 $ 48,791
VanEck Gold Miners ETF Pershing LLC 605 USD 4,566,540 USD 40.00 11/21/25 109
VanEck Gold Miners ETF Pershing LLC 600 USD 4,528,800 USD 40.00 12/19/25 334
TOTAL OTC PUT OPTIONS WRITTEN $ 49,234
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.9)%
Alamos Gold Inc., Cl. A 188 USD 655,368 USD 32.00 11/21/25 $ 73,320
Alamos Gold Inc., Cl. A 291 USD 1,014,426 USD 29.00 01/16/26 203,700
Corteva Inc. 160 USD 1,082,080 USD 75.00 12/19/25 15,200
Corteva Inc. 145 USD 980,635 USD 75.00 03/20/26 32,263
Darling Ingredients Inc. 70 USD 216,090 USD 40.00 04/17/26 11,200
Elanco Animal Health Inc. 135 USD 271,890 USD 16.00 10/17/25 56,700
Eldorado Gold Corp. 227 USD 655,803 USD 32.00 03/20/26 60,722
Franco-Nevada Corp. 42 USD 936,222 USD 175.00 11/21/25 204,330
Franco-Nevada Corp. 37 USD 824,767 USD 170.00 01/16/26 197,210
IAMGOLD Corp. 184 USD 237,912 USD 8.00 01/16/26 96,600
IAMGOLD Corp. 320 USD 413,760 USD 10.00 01/16/26 108,800
Kinross Gold Corp. 790 USD 1,963,150 USD 22.00 02/20/26 361,820
Zoetis Inc. 61 USD 892,552 USD 165.00 01/16/26 12,139
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 1,434,004
Exchange Traded Put Options Written — (0.0)%
Energy Select Sector SPDR ETF 290 USD 2,590,860 USD 70.00 12/19/25 $ 34,800
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 34,800
TOTAL OPTIONS WRITTEN $ 11,386,137